Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Loss of the period assigned to Company’s shareholders	R$ (243,029)	R$ (44,646)	R$ (21,431)
Denominator
Weighted average for number of common shares	41,595,506	32,616,258	23,007,503
Weighted average for number of common shares adjusted	41,595,506	32,616,258	23,007,503
Basic and diluted loss per share (in reais)	R$ (5.843)	R$ (1.369)	R$ (0.931)